Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,499,972.50
Previously Paid Amount	0.00
Total Fee Amount	44,016.25
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering
Net Fee	$ 44,016.25
Narrative - Max Aggregate Offering Price	$ 287,499,972.50
Final Prospectus	true